Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2020
Balances and Transactions With Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 21: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties:

Composition:

As of December 31, 2020

	Key management personnel	Other interested and related parties
Other accounts payable	$64	$38

As of December 31, 2019

	Key management personnel	Other interested and related parties
Other accounts payable	$102	$26

b.	Benefits to interested and related parties:

	Year ended December 31,
	2020	2019	2018
Salary to those employed by the Company or on its behalf	$769	$945	$654

Directors’ fees to those not employed by the Company or on its behalf	$60	$90	$100

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	2	3	4
Directors not employed by the Company	6	8	6

	8	11	10

c.	Key management personnel:

	Year ended December 31,
	2020	2019	2018
Short-term benefits	$-	$3	$16

Share-based payment to those employed by the Company or on its behalf	$182	$190	$394

Share-based payment to those not employed by the Company or on its behalf	$150	$147	$41

d.	Transactions with interested and related parties:

Year ended December 31, 2020

	Key management personnel*)	Other interested and related parties
Research and development expenses	$236	$-
General and administrative expenses	619	201
Sales and marketing expenses	150	-

	$1,005	$201

Year ended December 31, 2019

	Key management personnel*)	Other interested and related parties
Research and development expenses	$113	$81
General and administrative expenses	943	238

	$1,056	$319

Year ended December 31, 2018

	Key management personnel*)	Other interested and related parties
Research and development expenses	$207	$81
General and administrative expenses	776	140
	$983	$221

*)       Some of the key management personnel are interested parties by virtue of holdings.

e.	Mr. Yaakov Michlin commenced his role as the Company’s Chief Executive Officer (CEO) on April 1, 2017. On February 12, 2017, (the general shareholders meeting), his employment terms, including bonuses incremental to his monthly compensation were approved as follows: (1) bonuses of NIS 1 million based on target achievements as outlined in his agreement.; (2) an annual bonus based on the Company’s remuneration policy according to the decision of the Company’s Board of directors.

In addition, upon commencement of his role, Mr. Michlin was granted 566,262 options to purchase Ordinary shares of the Company at an exercise price of NIS 19.97, representing 3.6% and 3.1% of the Company’s issued and outstanding capital on a fully diluted basis as of January 5, 2017, the date on which the board of directors approved the employment terms, and December 31, 2018, respectively. The price was determined according to the average closing market price of the Ordinary share 30 days before the date of grant. The options vest over four years from the date of grant as outlined in the agreement. In September 2019, Yaacov Michlin resigned as CEO.

For information regarding the fair value of the options granted to Mr. Michlin, see Note 18b.

Mr. Christopher R. von Jako, PhD commenced his role as the Company’s President and Chief Executive Officer (CEO) effective January 1, 2020. Key employment terms include an annual gross base salary and an annual performance-based bonus of up to six months of his base salary and equity grant of RSUs as further detailed in Note 18d.

f.	For information regarding the fair value of the options granted to directors, see Note 18b.